Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining weighted-average amortization period for intangibles subject to amortization	2 years 9 months 18 days
Amortization expense	$ 1,402	$ 1,404	$ 1,500